Leases - Analysis of Leased Property Under Finance Leases (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Net finance lease	$ 14,840
CLECO POWER
Lessor, Lease, Description [Line Items]
Barges	16,800	$ 16,800
Accumulated amortization	(1,960)	(840)
Net finance lease	$ 14,840	$ 15,960